Schedule of related party transactions (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Revenue from related parties	$ 1,698,734	$ 2,666,863	$ 135	$ 4,640
Cadence Health Pte Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Revenue from related parties		135	135	4,640
Purchase from related parties		493,843	491,499	2,349,702
Kent Ridge Pacific Pte Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Rental Expenses	$ 26,579	$ 41,537	$ 47,954	$ 143,589